PRINCIPAL ACCOUNTING POLICIES - Lease (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Lease
Right-of-use assets	¥ 777	$ 122	¥ 987
Lease liabilities	763		1,027
Current lease liabilities	¥ 363		¥ 409
2016-02
Lease
Right-of-use assets				¥ 1,000
Lease liabilities				980
Current lease liabilities				¥ 322